Stock Based Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of company's long-term retention program
Common Shares awarded and not released	1,026,304	1,182,736	1,371,978
Reduction in stated value of Common Shares	$ 34	$ 39	$ 45
Compensation expense recorded in selling, general and administrative expense	10	7	8
Unamortized compensation expense recorded as a reduction of shareholders' equity	$ 5	$ 10	$ 18